                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                              -----------------
Check here if Amendment [ ]; Amendment Number:
                                              -----------------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
        --------------------------------------------
Address: 210 Baronne Street, Suite 808
        --------------------------------------------
         New Orleans, LA 70112
        --------------------------------------------

        --------------------------------------------

13F File Number:  28-   774
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George G. Villere
       --------------------------------------------
Title: LLC Member
       --------------------------------------------
Phone: (504) 525-0808
       --------------------------------------------

Signature, Place, and Date of Signing:


      /s/ George G. Villere      New Orleans, Louisiana    8/11/05
      ---------------------      ----------------------    -------
          [Signature]                [City, State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number    Name

     28-
        ------------    --------------------------------------
     [Repeat as necessary.]

                                     - 11 -
                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                              -----------
Form 13F Information Table Entry Total:            121
                                              -----------
Form 13F Information Table Value Total:      $ 865,412
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number            Name


                           28-
         ----                 ------------            -----------------------
         [Repeat as necessary.]

                            St. Denis J. Villere co.
                                    Form 13F
                                 June 30, 2005


COLUMN 1                                    COLUMN 2              COLUMN 3       COLUMN 4              COLUMN 5           COLUMN 6
--------                                    --------              --------       --------------------  --------          ----------


        NAME OF ISSUER                      TITLE OF               CUSIP           VALUE      SHRS OR    SH/     PUT/    INVESTMENT
                                              CLASS                              (X 1,000)    PRN AMT    PRN     CALL    DISCRETION
-----------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP                                 COM                784028 10 2       67,884    1,934,578    Sh                OTHER
3-D SYS CORP DEL                              COM NEW            88554D 20 5       53,014    2,203,423    Sh                OTHER
LASERSCOPE                                    COM                518081 10 4       49,649    1,198,100    Sh                OTHER
LABONE INC NEW                                COM                50540L 10 5       43,328    1,088,634    Sh                OTHER
LUMINEX CORP DEL                              COM                55027E 10 2       38,592    3,923,421    Sh                OTHER
AMERICAN VANGUARD CORP                        COM                030371 10 8       36,194    1,730,961    Sh                OTHER
NOBLE INTL LTD                                COM                655053 10 6       35,773    1,519,733    Sh                OTHER
GARMIN LTD                                    ORD                G37260 10 9       32,704      765,010    Sh                OTHER
INTERNATIONAL RECTIFIER CORP                  COM                460254 10 5       28,852      604,600    Sh                OTHER
EPIQ SYS INC                                  COM                26882D 10 9       25,789    1,576,326    Sh                OTHER
KANSAS CITY SOUTHERN                          COM NEW            485170 30 2       24,928    1,235,266    Sh                OTHER
COOPER COS INC                                COM NEW            216648 40 2       23,814      391,286    Sh                OTHER
FIRST ST BANCORPORATION                       COM                336453 10 5       21,198    1,098,933    Sh                OTHER
MARCUS CORP                                   COM                566330 10 6       20,919      985,833    Sh                OTHER
PETROLEUM HELICOPTERS INC                     NON VTG            716604 20 2       19,503      824,643    Sh                OTHER
HENRY JACK & ASSOC INC                        COM                426281 10 1       19,043    1,040,040    Sh                OTHER
INPUT/OUTPUT INC                              COM                457652 10 5       18,893    3,008,450    Sh                OTHER
STEWART ENTERPRISES INC                       CL A               860370 10 5       18,338    2,821,306    Sh                OTHER
WELLS FARGO & CO NEW                          COM                949746 10 1       15,176      246,446    Sh                OTHER
CABELAS INC                                   COM                126804 30 1       14,905      698,600    Sh                OTHER
GULF ISLAND FABRICATION INC                   COM                402307 10 2       14,229      715,737    Sh                OTHER
ADVANCED MEDICAL OPTICS INC                   COM                00763M 10 8       13,573      341,450    Sh                OTHER
CABOT CORP                                    COM                127055 10 1       11,474      347,700    Sh                OTHER
O CHARLEYS INC                                COM                670823 10 3       10,695      605,625    Sh                OTHER
O REILLY AUTOMOTIVE INC                       COM                686091 10 9        9,996      335,100    Sh                OTHER
QUICKSILVER RESOURCES INC                     COM                74837R 10 4        9,564      149,600    Sh                OTHER
LEGGETT & PLATT INC                           COM                524660 10 7        9,044      340,264    Sh                OTHER
SOUTHWEST BANCORP INC OKLA                    COM                844767 10 3        8,620      420,920    Sh                OTHER
DELTA PETE CORP                               COM NEW            247907 20 7        8,089      572,900    Sh                OTHER
PETROLEUM HELICOPTERS INC                     COM VTG            716604 10 3        7,256      301,797    Sh                OTHER
CAREMARK RX INC                               COM                141705 10 3        7,124      160,024    Sh                OTHER
NOVA CHEMICALS CORP                           COM                66977W 10 9        7,043      230,450    Sh                OTHER
STONE ENERGY CORP                             COM                861642 10 6        6,570      134,350    Sh                OTHER
EXXON MOBIL CORP                              COM                30231G 10 2        6,298      109,580    Sh                OTHER
TIDEWATER INC                                 COM                886423 10 2        6,212      162,970    Sh                OTHER
WHITNEY HLDG CORP                             COM                966612 10 3        5,211      190,348    Sh                OTHER
WESTAR ENERGY INC                             COM                95709T 10 0        5,641      234,750    Sh                OTHER
COAST FINL HLDGS INC                          COM                190354 10 0        5,637      322,500    Sh                OTHER
DST SYS INC DEL                               COM                233326 10 7        5,197      111,050    Sh                OTHER
JPMORGAN & CHASE & CO                         COM                46625H 10 0        5,102      144,451    Sh                OTHER
US BANCORP DEL                                COM NEW            902973 30 4        5,079      173,935    Sh                OTHER
CAL MAINE FOODS INC                           COM NEW            128030 20 2        5,015      828,856    Sh                OTHER

COLUMN 1                                      COLUMN 7                COLUMN 8
                                              --------    ------------------------------
                                                                  VOTING AUTHORITY
                                                          ------------------------------
        NAME OF ISSUER                         OTHER       SOLE       SHARED      NONE
                                              MANAGERS
----------------------------------------------------------------------------------------
SCP POOL CORP                                                       1,934,578
3-D SYS CORP DEL                                                    2,203,423
LASERSCOPE                                                          1,198,100
LABONE INC NEW                                                      1,088,634
LUMINEX CORP DEL                                                    3,923,421
AMERICAN VANGUARD CORP                                              1,730,961
NOBLE INTL LTD                                                      1,519,733
GARMIN LTD                                                            765,010
INTERNATIONAL RECTIFIER CORP                                          604,600
EPIQ SYS INC                                                        1,576,326
KANSAS CITY SOUTHERN                                                1,235,266
COOPER COS INC                                                        391,286
FIRST ST BANCORPORATION                                             1,098,933
MARCUS CORP                                                           985,833
PETROLEUM HELICOPTERS INC                                             824,643
HENRY JACK & ASSOC INC                                              1,040,040
INPUT/OUTPUT INC                                                    3,008,450
STEWART ENTERPRISES INC                                             2,821,306
WELLS FARGO & CO NEW                                                  246,446
CABELAS INC                                                           698,600
GULF ISLAND FABRICATION INC                                           715,737
ADVANCED MEDICAL OPTICS INC                                           341,450
CABOT CORP                                                            347,700
O CHARLEYS INC                                                        605,625
O REILLY AUTOMOTIVE INC                                               335,100
QUICKSILVER RESOURCES INC                                             149,600
LEGGETT & PLATT INC                                                   340,264
SOUTHWEST BANCORP INC OKLA                                            420,920
DELTA PETE CORP                                                       572,900
PETROLEUM HELICOPTERS INC                                             301,797
CAREMARK RX INC                                                       160,024
NOVA CHEMICALS CORP                                                   230,450
STONE ENERGY CORP                                                     134,350
EXXON MOBIL CORP                                                      109,580
TIDEWATER INC                                                         162,970
WHITNEY HLDG CORP                                                     190,348
WESTAR ENERGY INC                                                     234,750
COAST FINL HLDGS INC                                                  322,500
DST SYS INC DEL                                                       111,050
JPMORGAN & CHASE & CO                                                 144,451
US BANCORP DEL                                                        173,935
CAL MAINE FOODS INC                                                   828,856

                            St. Denis J. Villere co.
                                    Form 13F
                                 June 30, 2005

INTERNATIONAL SHIPHOLDING CO                  PFD 6% CONV EX     460321 30 0        5,010       99,700    Sh                OTHER
BANK OF AMERICA CORPORATION                   COM                060505 10 4        4,932      108,142    Sh                OTHER
CROMPTON CORP                                 COM                227116 10 0        3,789      267,800    Sh                OTHER
IRWIN FINL CORP                               COM                464119 10 6        3,251      146,500    Sh                OTHER
HYDRIL                                        COM                448774 10 9        2,924       53,800    Sh                OTHER
HANCOCK HLDG CO                               COM                410120 10 9        2,661       77,352    Sh                OTHER
BLOCK H & R INC                               COM                093671 10 5        2,637       45,198    Sh                OTHER
SCHLUMBERGER LTD                              COM                806857 10 8        2,425       31,934    Sh                OTHER
VITRAN INC                                    COM                92850E 10 7        2,229      141,100    Sh                OTHER
GENERAL ELEC CO                               COM                369604 10 3        2,179       62,899    Sh                OTHER
CERNER CORP                                   COM                156782 10 4        2,175       32,000    Sh                OTHER
ST PAUL TRAVELERS INC                         COM                792860 10 8        2,039       51,575    Sh                OTHER
PFIZER INC                                    COM                717081 10 3        1,966       71,274    Sh                OTHER
GENERAL CABLE CORP DEL NEW                    COM                369300 10 8        1,904      128,400    Sh                OTHER
SCOTTS MIRACLE GRO CO                         CL A               810186 10 6        1,851       26,000    Sh                OTHER
KEYCORP NEW                                   COM                493267 10 8        1,777       53,600    Sh                OTHER
AMSOUTH BANCORPORATION                        COM                032165 10 2        1,662       63,933    Sh                OTHER
CITIGROUP INC                                 COM                172967 10 1        1,556       33,662    Sh                OTHER
BIO-RAD LABS INC                              CL A               090572 20 7        1,492       25,200    Sh                OTHER
MARSH & MCLENNAN COS INC                      COM                571748 10 2        1,421       51,300    Sh                OTHER
CISCO SYS INC                                 COM                17275R 10 2        1,396       73,144    Sh                OTHER
CENTRAL GARDEN & PET CO                       COM                153527 10 6        1,287       26,200    Sh                OTHER
OFFSHORE LOGISTICS INC                        COM                676255 10 2        1,274       38,800    Sh                OTHER
MERGE TECHNOLOGIES INC                        COM                589981 10 9        1,144       61,000    Sh                OTHER
BP PLC                                        SPONSORED ADR      055622 10 4        1,125       18,038    Sh                OTHER
DISNEY WALT CO                                COM DISNEY         254687 10 6        1,124       44,650    Sh                OTHER
AMEDISYS INC                                  COM                023436 10 8        1,107       30,100    Sh                OTHER
BELLSOUTH CORP                                COM                079860 10 2        1,036       38,995    Sh                OTHER
JOHNSON & JOHNSON                             COM                478160 10 4          963       14,815    Sh                OTHER
MORGAN STANLEY                                COM NEW            617446 44 8          902       17,189    Sh                OTHER
AMERICAN INTL GROUP INC                       COM                026874 10 7          853       14,686    Sh                OTHER
PROCTER & GAMBLE CO                           COM                742718 10 9          845       16,020    Sh                OTHER
NIC INC                                       COM                62914B 10 0          843      182,400    Sh                OTHER
VIACOM INC                                    CL B               925524 30 8          841       26,280    Sh                OTHER
BRISTOL MYERS SQUIBB CO                       COM                110122 10 8          826       33,068    Sh                OTHER
MCDONALDS CORP                                COM                580135 10 1          771       27,800    Sh                OTHER
HOME DEPOT INC                                COM                437076 10 2          768       19,749    Sh                OTHER
AFLAC INC                                     COM                001055 10 2          746       17,245    Sh                OTHER
RF MONOLITHICS INC                            COM                74955F 10 6          718      109,600    Sh                OTHER
ALLSTATE CORP                                 COM                020002 10 1          717       12,000    Sh                OTHER
CHEVRON CORP NEW                              COM                166764 10 0          691       12,362    Sh                OTHER
PEOPLES FINL CORP MISS                        COM                71103B 10 2          644       35,200    Sh                OTHER
SECURITY BANK CORP                            COM                814047 10 6          641       28,000    Sh                OTHER
GOLDMAN SACHS GROUP INC                       COM                38141G 10 4          633        6,200    Sh                OTHER
DEVELOPERS DIVERSIFIED RLTY                   COM                251591 10 3          597       13,000    Sh                OTHER
FEDERAL NATL MTG ASSN                         COM                313586 10 9          577        9,887    Sh                OTHER

INTERNATIONAL SHIPHOLDING CO                                           99,700
BANK OF AMERICA CORPORATION                                           108,142
CROMPTON CORP                                                         267,800
IRWIN FINL CORP                                                       146,500
HYDRIL                                                                 53,800
HANCOCK HLDG CO                                                        77,352
BLOCK H & R INC                                                        45,198
SCHLUMBERGER LTD                                                       31,934
VITRAN INC                                                            141,100
GENERAL ELEC CO                                                        62,899
CERNER CORP                                                            32,000
ST PAUL TRAVELERS INC                                                  51,575
PFIZER INC                                                             71,274
GENERAL CABLE CORP DEL NEW                                            128,400
SCOTTS MIRACLE GRO CO                                                  26,000
KEYCORP NEW                                                            53,600
AMSOUTH BANCORPORATION                                                 63,933
CITIGROUP INC                                                          33,662
BIO-RAD LABS INC                                                       25,200
MARSH & MCLENNAN COS INC                                               51,300
CISCO SYS INC                                                          73,144
CENTRAL GARDEN & PET CO                                                26,200
OFFSHORE LOGISTICS INC                                                 38,800
MERGE TECHNOLOGIES INC                                                 61,000
BP PLC                                                                 18,038
DISNEY WALT CO                                                         44,650
AMEDISYS INC                                                           30,100
BELLSOUTH CORP                                                         38,995
JOHNSON & JOHNSON                                                      14,815
MORGAN STANLEY                                                         17,189
AMERICAN INTL GROUP INC                                                14,686
PROCTER & GAMBLE CO                                                    16,020
NIC INC                                                               182,400
VIACOM INC                                                             26,280
BRISTOL MYERS SQUIBB CO                                                33,068
MCDONALDS CORP                                                         27,800
HOME DEPOT INC                                                         19,749
AFLAC INC                                                              17,245
RF MONOLITHICS INC                                                    109,600
ALLSTATE CORP                                                          12,000
CHEVRON CORP NEW                                                       12,362
PEOPLES FINL CORP MISS                                                 35,200
SECURITY BANK CORP                                                     28,000
GOLDMAN SACHS GROUP INC                                                 6,200
DEVELOPERS DIVERSIFIED RLTY                                            13,000
FEDERAL NATL MTG ASSN                                                   9,887

                            St. Denis J. Villere co.
                                    Form 13F
                                 June 30, 2005

KIMBERLY CLARK CORP                           COM                494368 10 3          551        8,800    Sh                OTHER
GRAINGER W W INC                              COM                384802 10 4          548       10,000    Sh                OTHER
REGIONS FINANCIAL CORP NEW                    COM                7591EP 10 0          526       15,533    Sh                OTHER
WAL MART STORES INC                           COM                931142 10 3          518       10,740    Sh                OTHER
PNC FINL SVCS GROUP INC                       COM                693475 10 5          517        9,500    Sh                OTHER
PEPSICO INC                                   COM                713448 10 8          509        9,445    Sh                OTHER
WACHOVIA CORP 2ND NEW                         COM                929903 10 2          489        9,858    Sh                OTHER
QLT INC                                       COM                746927 10 2          476       45,700    Sh                OTHER
COLGATE PALMOLIVE CO                          COM                194162 10 3          458        9,185    Sh                OTHER
TENET HEALTHCARE CORP                         COM                88033G 10 0          426       34,800    Sh                OTHER
MERCK & CO INC                                COM                589331 10 7          408       13,255    Sh                OTHER
SEARS HLDGS CORP                              COM                812350 10 6          400        8,000    Sh                OTHER
SIGNATURE BK NEW YORK N Y                     COM                82669G 10 4          342       14,000    Sh                OTHER
VERIZON COMMUNICATIONS                        COM                92343V 10 4          338        9,783    Sh                OTHER
FIRST DATA CORP                               COM                319963 10 4          331        8,248    Sh                OTHER
HIBERNIA CORP                                 CL A               428656 10 2          305        9,200    Sh                OTHER
MEDTRONIC INC                                 COM                585055 10 6          295        5,700    Sh                OTHER
TOREADOR RES CORP                             COM                891050 10 6          294       12,100    Sh                OTHER
KINDER MORGAN ENERGY PARTNER                  UT LTD PARTNER     494550 10 6          272        5,350    Sh                OTHER
ROYAL DUTCH PETE CO                           NY REG EUR.56      780257 80 4          271        4,176    Sh                OTHER
PPG INDS INC                                  COM                693506 10 7          265        4,216    Sh                OTHER
LINCARE HLDGS INC                             COM                532791 10 0          264        6,448    Sh                OTHER
YELLOW ROADWAY CORP                           COM                985577 10 5          254        5,000    Sh                OTHER
NEWELL RUBBERMAID INC                         COM                651229 10 6          253       10,600    Sh                OTHER
HEWITT ASSOCS INC                             COM                42822Q 10 0          252        9,500    Sh                OTHER
NEWPARK RES INC                               COM PAR $.01 NEW   651718 50 4          245       32,700    Sh                OTHER
FEDERAL REALTY INVT TR                        SH BEN INT NEW     313747 20 6          236        4,000    Sh                OTHER
BAXTER INTL INC                               COM                071813 10 9          223        6,000    Sh                OTHER
SONIC INNOVATIONS INC                         COM                83545M 10 9          209       43,725    Sh                OTHER
MICROSOFT CORP                                COM                594918 10 4          209        8,402    Sh                OTHER
INSITUFORM TECHNOLOGIES INC                   CL A               457667 10 3          207       13,000    Sh                OTHER
ANADARKO PETE CORP                            COM                032511 10 7          206        2,504    Sh                OTHER
SHORE BANCSHARES INC                          COM                825107 10 5          201        7,125    Sh                OTHER

                                                                                  865,412

KIMBERLY CLARK CORP                                                     8,800
GRAINGER W W INC                                                       10,000
REGIONS FINANCIAL CORP NEW                                             15,533
WAL MART STORES INC                                                    10,740
PNC FINL SVCS GROUP INC                                                 9,500
PEPSICO INC                                                             9,445
WACHOVIA CORP 2ND NEW                                                   9,858
QLT INC                                                                45,700
COLGATE PALMOLIVE CO                                                    9,185
TENET HEALTHCARE CORP                                                  34,800
MERCK & CO INC                                                         13,255
SEARS HLDGS CORP                                                        8,000
SIGNATURE BK NEW YORK N Y                                              14,000
VERIZON COMMUNICATIONS                                                  9,783
FIRST DATA CORP                                                         8,248
HIBERNIA CORP                                                           9,200
MEDTRONIC INC                                                           5,700
TOREADOR RES CORP                                                      12,100
KINDER MORGAN ENERGY PARTNER                                            5,350
ROYAL DUTCH PETE CO                                                     4,176
PPG INDS INC                                                            4,216
LINCARE HLDGS INC                                                       6,448
YELLOW ROADWAY CORP                                                     5,000
NEWELL RUBBERMAID INC                                                  10,600
HEWITT ASSOCS INC                                                       9,500
NEWPARK RES INC                                                        32,700
FEDERAL REALTY INVT TR                                                  4,000
BAXTER INTL INC                                                         6,000
SONIC INNOVATIONS INC                                                  43,725
MICROSOFT CORP                                                          8,402
INSITUFORM TECHNOLOGIES INC                                            13,000
ANADARKO PETE CORP                                                      2,504
SHORE BANCSHARES INC                                                    7,125
